                                        SUPPLEMENT DATED NOVEMBER 2, 2007
                                                                 TO
                                                  PROSPECTUS DATED APRIL 30, 2007

                                         WEALTHQUEST III GROUP UNALLOCATED VARIABLE ANNUITY
                                           ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
                                                            THROUGH ITS
                                        AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

This supplement updates certain information contained in your prospectus.  Please read it carefully and keep it with your prospectus for future reference.

As the American National  Variable Annuity Separate Account recently became a member of the Depository Trust& Clearing  Corporation
("DTCC") it calculates  unit values for the subaccounts  each day the New York Stock Exchange  ("NYSE") is open for business even if
American  National  Insurance  Company is closed for business that day.  Accordingly,  the definition of Valuation Date on page 6 is amended as follows:

Each day the New York Stock Exchange ("NYSE") is open for regular trading.  Accumulation Values are calculated on Valuation Dates.

As American National  Insurance Company will observe the Thanksgiving and Christmas  Holidays by being closed for business on Friday
November 23, 2007 and Monday  December 24, 2007 the section  entitled  "Contract" on page 19 is amended by adding a new  sub-section entitled "Contract Transactions" to read as follows:

Surrenders,  and transfers  requested by you and purchase  payments made by you are processed only on Valuation  Dates that American
National  Insurance  Company is open for business.  American  National  Insurance  Company is closed for business on Friday November
23, 2007 and Monday  December 24, 2007, in observation  of the  Thanksgiving  and Christmas  Holidays.  On Valuation  Dates American
National  Insurance Company is closed for business,  only scheduled  automated  transactions,  (i.e.  monthly  deductions,  periodic charges, dollar cost averaging program, portfolio rebalancing program, systematic withdrawal program), will be processed.